Summary of Movements In Investment Balances (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments Schedule [Abstract]
Beginning balance	R$ 136,510	R$ 135,652
Share of profits of subsidiaries	(13,492)	(433)	R$ (5,118)
Associates' share of other comprehensive income	(2,270)	1,949
Other	(2,908)	(658)
Ending balance	R$ 117,840	R$ 136,510	R$ 135,652